PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)

Common Stocks – 100.6% of Net Assets
	Aerospace & Defense – 1.7%
4,257	Boeing Co.(a)(b)	$904,315
2,686	Lockheed Martin Corp.(b)	1,269,753
13,650	Raytheon Technologies Corp.(b)	1,336,744

		3,510,812

	Air Freight & Logistics – 0.5%
3,910	CH Robinson Worldwide, Inc.(b)	388,537
5,682	Expeditors International of Washington, Inc.(b)	625,702
492	GXO Logistics, Inc.(a)(b)	24,826

		1,039,065

	Automobile Components – 0.3%
858	Adient PLC(a)(b)	35,144
3,861	Gentex Corp.(b)	108,224
1,060	Lear Corp.(b)	147,859
5,860	Magna International, Inc.(b)	313,920

		605,147

	Automobiles – 1.9%
43,605	Ford Motor Co.(b)	549,423
16,739	Tesla, Inc.(a)(b)	3,472,673

		4,022,096

	Banks – 3.1%
54,372	Bank of America Corp.(b)	1,555,039
16,981	Citigroup, Inc.(b)	796,239
2,043	Comerica, Inc.(b)	88,707
412	East West Bancorp, Inc.(b)	22,866
8,017	Fifth Third Bancorp(b)	213,573
8,108	First Horizon Corp.(b)	144,160
20,244	JPMorgan Chase & Co.(b)	2,637,996
31,114	Wells Fargo & Co.(b)	1,163,041

		6,621,621

	Beverages – 1.6%
7,712	Brown-Forman Corp., Class B(b)	495,650
25,369	Keurig Dr Pepper, Inc.(b)	895,019
11,404	PepsiCo, Inc.(b)	2,078,949

		3,469,618

	Biotechnology – 2.3%
12,377	AbbVie, Inc.(b)	1,972,523
168	Alnylam Pharmaceuticals, Inc.(a)(b)	33,654
4,268	Amgen, Inc.(b)	1,031,789
1,663	Biogen, Inc.(a)(b)	462,364
1,134	BioMarin Pharmaceutical, Inc.(a)(b)	110,270
2,438	Moderna, Inc.(a)(b)	374,428
303	Seagen, Inc.(a)(b)	61,348

Shares	Description	Value (†)

Common Stocks – continued
	Biotechnology – continued
2,321	Vertex Pharmaceuticals, Inc.(a)(b)	$731,277

		4,777,653

	Broadline Retail – 2.8%
56,513	Amazon.com, Inc.(a)(b)	5,837,228
8	MercadoLibre, Inc.(a)(b)	10,545
3,827	Nordstrom, Inc.(b)	62,265

		5,910,038

	Building Products – 0.5%
1,115	A.O. Smith Corp.(b)	77,102
8,286	Carrier Global Corp.(b)	379,084
2,175	Fortune Brands Innovations, Inc.(b)	127,738
5,721	Johnson Controls International PLC(b)	344,519
726	Lennox International, Inc.(b)	182,429
2,175	MasterBrand, Inc.(a)(b)	17,487

		1,128,359

	Capital Markets – 2.7%
16,593	Bank of New York Mellon Corp.(b)	753,986
1,491	BlackRock, Inc.(b)	997,658
3,233	Blackstone, Inc.(b)	283,987
12,158	Charles Schwab Corp.(b)	636,836
646	FactSet Research Systems, Inc.(b)	268,148
6,777	KKR & Co., Inc.(b)	355,928
748	LPL Financial Holdings, Inc.(b)	151,395
14,196	Morgan Stanley(b)	1,246,409
993	MSCI, Inc.(b)	555,772
4,371	Raymond James Financial, Inc.(b)	407,683

		5,657,802

	Chemicals – 1.5%
849	AdvanSix, Inc.(b)	32,491
2,504	Air Products & Chemicals, Inc.(b)	719,174
1,655	Ashland, Inc.(b)	169,985
1,339	CF Industries Holdings, Inc.(b)	97,064
2,066	Huntsman Corp.(b)	56,526
3,979	Linde PLC(b)	1,414,296
512	Nutrien Ltd.(b)	37,811
2,459	PPG Industries, Inc.(b)	328,473
1,332	RPM International, Inc.(b)	116,204
6,132	Valvoline, Inc.(b)	214,252

		3,186,276

	Commercial Services & Supplies – 0.7%
2,774	Waste Connections, Inc.(b)	385,780
6,743	Waste Management, Inc.(b)	1,100,255

		1,486,035

	Communications Equipment – 1.0%
4,531	Ciena Corp.(a)(b)	237,968

Shares	Description	Value (†)

Common Stocks – continued
	Communications Equipment – continued
31,003	Cisco Systems, Inc.(b)	$1,620,682
43,416	Telefonaktiebolaget LM Ericsson, ADR(b)	253,984

		2,112,634

	Construction Materials – 0.3%
1,548	Martin Marietta Materials, Inc.(b)	549,633

	Consumer Finance – 0.2%
4,484	Ally Financial, Inc.(b)	114,297
11,847	Synchrony Financial(b)	344,511

		458,808

	Consumer Staples Distribution & Retail – 2.2%
3,338	Costco Wholesale Corp.(b)	1,658,552
8,111	Sysco Corp.(b)	626,413
5,188	Target Corp.(b)	859,288
9,804	Walmart, Inc.(b)	1,445,600

		4,589,853

	Containers & Packaging – 0.3%
1,233	Crown Holdings, Inc.(b)	101,981
1,388	Packaging Corp. of America(b)	192,696
13,236	WestRock Co.(b)	403,301

		697,978

	Distributors – 0.4%
5,643	Genuine Parts Co.(b)	944,130

	Diversified Consumer Services – 0.1%
1,757	Service Corp. International(b)	120,846

	Diversified REITs – 0.1%
2,146	WP Carey, Inc.(b)	166,208

	Diversified Telecommunication Services – 0.6%
67,770	AT&T, Inc.(b)	1,304,572

	Electric Utilities – 1.7%
7,254	Alliant Energy Corp.(b)	387,363
18,720	American Electric Power Co., Inc.(b)	1,703,333
17,565	NextEra Energy, Inc.(b)	1,353,910
2,101	OGE Energy Corp.(b)	79,124

		3,523,730

	Electrical Equipment – 0.5%
617	Acuity Brands, Inc.(b)	112,744
7,189	Emerson Electric Co.(b)	626,449
905	Hubbell, Inc.(b)	220,196
2,698	Sensata Technologies Holding PLC(b)	134,954

		1,094,343

	Electronic Equipment, Instruments & Components – 0.5%
336	Arrow Electronics, Inc.(a)(b)	41,956

Shares	Description	Value (†)

Common Stocks – continued
	Electronic Equipment, Instruments & Components – continued
724	Avnet, Inc.(b)	$32,725
3,542	CDW Corp.(b)	690,300
13,958	Flex Ltd.(a)(b)	321,174

		1,086,155

	Energy Equipment & Services – 0.3%
19,602	Halliburton Co.(b)	620,207
6,142	NOV, Inc.(b)	113,689

		733,896

	Entertainment – 1.4%
200	Madison Square Garden Entertainment Corp.(a)(b)	11,814
475	Madison Square Garden Sports Corp.(b)	92,554
3,052	Netflix, Inc.(a)(b)	1,054,405
14,486	Walt Disney Co.(a)(b)	1,450,483
20,184	Warner Bros. Discovery, Inc.(a)(b)	304,778

		2,914,034

	Financial Services – 4.7%
13,597	Berkshire Hathaway, Inc., Class B(a)(b)	4,198,346
6,103	Mastercard, Inc., Class A(b)	2,217,891
10,167	PayPal Holdings, Inc.(a)(b)	772,082
12,394	Visa, Inc., Class A(b)	2,794,351

		9,982,670

	Food Products – 0.9%
570	Bunge Ltd.(b)	54,447
1,836	Hain Celestial Group, Inc.(a)(b)	31,487
14,518	Hormel Foods Corp.(b)	578,978
2,045	Ingredion, Inc.(b)	208,038
11,394	Kellogg Co.(b)	762,942
2,313	Post Holdings, Inc.(a)(b)	207,869
1,107	TreeHouse Foods, Inc.(a)(b)	55,826

		1,899,587

	Gas Utilities – 0.1%
3,730	UGI Corp.(b)	129,655

	Ground Transportation – 0.9%
1,065	Canadian Pacific Railway Ltd.(b)	81,941
1,743	Old Dominion Freight Line, Inc.(b)	594,084
492	RXO, Inc.(a)(b)	9,663
5,487	Union Pacific Corp.(b)	1,104,314
492	XPO, Inc.(a)(b)	15,695

		1,805,697

	Health Care Equipment & Supplies – 2.7%
15,694	Abbott Laboratories(b)	1,589,174
4,403	Alcon, Inc.(b)	310,588
946	Align Technology, Inc.(a)(b)	316,096
1,254	Cooper Cos., Inc.(b)	468,193
3,114	Dexcom, Inc.(a)(b)	361,785

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
1,333	IDEXX Laboratories, Inc.(a)(b)	$666,607
12,947	Medtronic PLC(b)	1,043,787
2,282	ResMed, Inc.(b)	499,735
1,116	STERIS PLC(b)	213,468
650	Teleflex, Inc.(b)	164,652

		5,634,085

	Health Care Providers & Services – 2.8%
4,703	Centene Corp.(a)(b)	297,277
2,951	Cigna Group(b)	754,069
2,278	DaVita, Inc.(a)(b)	184,768
2,081	Elevance Health, Inc.(b)	956,865
1,079	Laboratory Corp. of America Holdings(b)	247,544
941	Molina Healthcare, Inc.(a)(b)	251,708
2,386	Pediatrix Medical Group, Inc.(a)(b)	35,575
6,666	UnitedHealth Group, Inc.(b)	3,150,285

		5,878,091

	Health Care REITs – 0.0%
2,686	Medical Properties Trust, Inc.(b)	22,079

	Health Care Technology – 0.1%
1,165	Veeva Systems, Inc., Class A(a)(b)	214,115

	Hotel & Resort REITs – 0.0%
2,742	Park Hotels & Resorts, Inc.(b)	33,891

	Hotels, Restaurants & Leisure – 2.1%
343	Booking Holdings, Inc.(a)(b)	909,777
18,694	Carnival Corp.(a)(b)	189,744
222	Domino’s Pizza, Inc.(b)	73,231
1,238	Hilton Grand Vacations, Inc.(a)(b)	55,004
2,872	Hilton Worldwide Holdings, Inc.(b)	404,579
5,535	McDonald’s Corp.(b)	1,547,641
2,401	MGM Resorts International(b)	106,653
1,379	Restaurant Brands International, Inc.(b)	92,586
9,117	Starbucks Corp.(b)	949,353
905	Trip.com Group Ltd., ADR(a)(b)	34,091
479	Vail Resorts, Inc.(b)	111,933

		4,474,592

	Household Durables – 0.4%
8,826	PulteGroup, Inc.(b)	514,379
5,780	Toll Brothers, Inc.(b)	346,974

		861,353

	Household Products – 1.7%
2,118	Clorox Co.(b)	335,152
21,479	Procter & Gamble Co.(b)	3,193,713

		3,528,865

Shares	Description	Value (†)

Common Stocks – continued
	Industrial Conglomerates – 0.8%
7,291	3M Co.(b)	$766,357
9,517	General Electric Co.(b)	909,825

		1,676,182

	Industrial REITs – 0.6%
9,550	Prologis, Inc.(b)	1,191,553

	Insurance – 2.2%
5,620	Arch Capital Group Ltd.(a)(b)	381,429
2,032	Cincinnati Financial Corp.(b)	227,747
15,267	Hartford Financial Services Group, Inc.(b)	1,063,957
6,505	Manulife Financial Corp.(b)	119,432
216	Markel Corp.(a)(b)	275,921
9,288	Prudential Financial, Inc.(b)	768,489
911	RenaissanceRe Holdings Ltd.(b)	182,510
12,817	W R Berkley Corp.(b)	797,986
3,556	Willis Towers Watson PLC(b)	826,343

		4,643,814

	Interactive Media & Services – 4.9%
27,403	Alphabet, Inc., Class A(a)(b)	2,842,513
42,676	Alphabet, Inc., Class C(a)(b)	4,438,304
14,192	Meta Platforms, Inc., Class A(a)(b)	3,007,853

		10,288,670

	IT Services – 1.5%
5,155	Accenture PLC, Class A(b)	1,473,351
820	EPAM Systems, Inc.(a)(b)	245,180
8,381	International Business Machines Corp.(b)	1,098,665
600	Kyndryl Holdings, Inc.(a)(b)	8,856
1,318	VeriSign, Inc.(a)(b)	278,533

		3,104,585

	Leisure Products – 0.0%
590	Brunswick Corp.(b)	48,380
515	Polaris, Inc.(b)	56,974

		105,354

	Life Sciences Tools & Services – 1.7%
1,280	Avantor, Inc.(a)(b)	27,059
293	Bio-Rad Laboratories, Inc., Class A(a)(b)	140,353
1,206	ICON PLC, ADR(a)(b)	257,590
1,636	Illumina, Inc.(a)(b)	380,452
3,338	PerkinElmer, Inc.(b)	444,822
3,647	Thermo Fisher Scientific, Inc.(b)	2,102,021
867	Waters Corp.(a)(b)	268,449

		3,620,746

	Machinery – 2.2%
471	AGCO Corp.(b)	63,679
4,414	Caterpillar, Inc.(b)	1,010,100
3,482	Cummins, Inc.(b)	831,780

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – continued
2,328	Deere & Co.(b)	$961,185
2,776	IDEX Corp.(b)	641,339
12,769	Otis Worldwide Corp.(b)	1,077,704

		4,585,787

	Media – 0.7%
36,703	Comcast Corp., Class A(b)	1,391,411
30	Liberty Broadband Corp., Class C(a)(b)	2,451

		1,393,862

	Metals & Mining – 0.4%
1,372	Alcoa Corp.(b)	58,392
4,852	Barrick Gold Corp.(b)	90,102
1,961	Rio Tinto PLC, ADR(b)	134,524
2,052	Southern Copper Corp.(b)	156,465
2,587	Steel Dynamics, Inc.(b)	292,486
4,124	Vale SA, ADR(b)	65,077

		797,046

	Mortgage Real Estate Investment Trusts (REITs) – 0.0%
1,078	Annaly Capital Management, Inc.(b)	20,601

	Multi-Utilities – 1.2%
17,589	Ameren Corp.(b)	1,519,514
15,812	CMS Energy Corp.(b)	970,540

		2,490,054

	Office REITs – 0.0%
1,073	Kilroy Realty Corp.(b)	34,765
370	Orion Office REIT, Inc.(b)	2,479

		37,244

	Oil, Gas & Consumable Fuels – 4.3%
1,928	Canadian Natural Resources Ltd.(b)	106,715
3,377	Cenovus Energy, Inc.(b)	58,962
894	Cheniere Energy, Inc.(b)	140,894
13,384	Chevron Corp.(b)	2,183,733
11,842	ConocoPhillips(b)	1,174,845
9,900	Devon Energy Corp.(b)	501,039
1,122	Enbridge, Inc.(b)	42,804
3,283	EQT Corp.(b)	104,760
29,066	Exxon Mobil Corp.(b)	3,187,378
2,451	HF Sinclair Corp.(b)	118,579
5,342	Occidental Petroleum Corp.(b)	333,501
2,073	Ovintiv, Inc.(b)	74,794
2,474	Pioneer Natural Resources Co.(b)	505,290
3,117	Suncor Energy, Inc.(b)	96,783
6,468	Targa Resources Corp.(b)	471,841
1,014	TC Energy Corp.(b)	39,455

		9,141,373

Shares	Description	Value (†)

Common Stocks – continued
	Passenger Airlines – 0.2%
12,022	Delta Air Lines, Inc.(a)(b)	$419,808
5,618	JetBlue Airways Corp.(a)(b)	40,899

		460,707

	Personal Care Products – 0.0%
2,246	BellRing Brands, Inc.(a)(b)	76,364

	Pharmaceuticals – 4.5%
17,704	Bristol-Myers Squibb Co.(b)	1,227,064
5,734	Eli Lilly & Co.(b)	1,969,171
331	Jazz Pharmaceuticals PLC(a)(b)	48,435
16,649	Johnson & Johnson(b)	2,580,595
19,621	Merck & Co., Inc.(b)	2,087,478
36,700	Pfizer, Inc.(b)	1,497,360
1,500	Teva Pharmaceutical Industries Ltd., ADR(a)(b)	13,275

		9,423,378

	Professional Services – 0.8%
588	Booz Allen Hamilton Holding Corp.(b)	54,502
5,870	CoStar Group, Inc.(a)(b)	404,149
5,031	Leidos Holdings, Inc.(b)	463,154
414	ManpowerGroup, Inc.(b)	34,167
597	TransUnion(b)	37,098
3,657	Verisk Analytics, Inc.(b)	701,632

		1,694,702

	Real Estate Management & Development – 0.0%
591	Jones Lang LaSalle, Inc.(a)(b)	85,985

	Residential REITs – 0.7%
3,564	American Homes 4 Rent, Class A(b)	112,088
1,382	Essex Property Trust, Inc.(b)	289,032
7,745	Invitation Homes, Inc.(b)	241,876
4,041	Mid-America Apartment Communities, Inc.(b)	610,353
1,172	Sun Communities, Inc.(b)	165,111

		1,418,460

	Retail REITs – 0.6%
9,368	National Retail Properties, Inc.(b)	413,597
13,547	Realty Income Corp.(b)	857,796

		1,271,393

	Semiconductors & Semiconductor Equipment – 6.6%
12,234	Advanced Micro Devices, Inc.(a)(b)	1,199,054
4,850	Analog Devices, Inc.(b)	956,517
7,775	Applied Materials, Inc.(b)	955,003
2,754	Broadcom, Inc.(b)	1,766,801
713	Enphase Energy, Inc.(a)(b)	149,930
27,237	Intel Corp.(b)	889,833
15,956	NVIDIA Corp.(b)	4,432,098
5,941	ON Semiconductor Corp.(a)(b)	489,063
7,981	QUALCOMM, Inc.(b)	1,018,216

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
7,417	Teradyne, Inc.(b)	$797,402
6,854	Texas Instruments, Inc.(b)	1,274,913

		13,928,830

	Software – 9.7%
3,389	Adobe, Inc.(a)(b)	1,306,019
1,463	ANSYS, Inc.(a)(b)	486,886
1,268	Check Point Software Technologies Ltd.(a)(b)	164,840
6,924	Fortinet, Inc.(a)(b)	460,169
2,044	Intuit, Inc.(b)	911,276
46,414	Microsoft Corp.(b)	13,381,156
11,141	Oracle Corp.(b)	1,035,222
715	Palo Alto Networks, Inc.(a)(b)	142,814
6,882	Salesforce, Inc.(a)(b)	1,374,886
1,698	ServiceNow, Inc.(a)(b)	789,095
1,462	VMware, Inc., Class A(a)(b)	182,531
1,002	Workday, Inc., Class A(a)(b)	206,953
740	Zoom Video Communications, Inc., Class A(a)(b)	54,642

		20,496,489

	Specialized REITs – 0.6%
1,277	Extra Space Storage, Inc.(b)	208,062
4,882	Gaming & Leisure Properties, Inc.(b)	254,157
1,983	SBA Communications Corp.(b)	517,702
11,638	VICI Properties, Inc.(b)	379,631

		1,359,552

	Specialty Retail – 1.9%
1,268	Advance Auto Parts, Inc.(b)	154,202
346	Burlington Stores, Inc.(a)(b)	69,927
933	Dick’s Sporting Goods, Inc.(b)	132,383
1,370	Foot Locker, Inc.(b)	54,375
5,211	Gap, Inc.(b)	52,319
7,494	Home Depot, Inc.(b)	2,211,629
4,692	Lowe’s Cos., Inc.(b)	938,259
652	Ulta Beauty, Inc.(a)(b)	355,777
749	Williams-Sonoma, Inc.(b)	91,123

		4,059,994

	Technology Hardware, Storage & Peripherals – 7.3%
92,926	Apple, Inc.(b)	15,323,498
4,463	Dell Technologies, Inc., Class C(b)	179,457

		15,502,955

	Textiles, Apparel & Luxury Goods – 0.6%
579	Carter’s, Inc.(b)	41,642
157	Lululemon Athletica, Inc.(a)(b)	57,178
8,110	NIKE, Inc., Class B(b)	994,610
2,457	Skechers USA, Inc., Class A(a)(b)	116,757
2,600	Under Armour, Inc., Class C(a)(b)	22,178

		1,232,365

Shares	Description	Value (†)

Common Stocks – continued
	Tobacco – 0.8%
1,544	British American Tobacco PLC, ADR(b)	$54,226
15,985	Philip Morris International, Inc.(b)	1,554,541

		1,608,767

	Wireless Telecommunication Services – 0.2%
6,515	America Movil SAB de CV, ADR(a)	137,141
24,998	Vodafone Group PLC, ADR(b)	275,978

		413,119

	Total Common Stocks (Identified Cost $175,634,367)	212,305,953

Principal Amount

Short-Term Investments – 2.5%
$5,280,066	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $5,280,990 on 4/03/2023 collateralized by $5,409,600 U.S. Treasury Note, 3.875% due 3/31/2025 valued at $5,385,722 including accrued interest(c) (Identified Cost $5,280,066)	5,280,066

	Total Investments – 103.1% (Identified Cost $180,914,433)	217,586,019
	Other assets less liabilities – (3.1)%	(6,600,998)

	Net Assets – 100.0%	$210,985,021

Written Options – (3.2%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (3.2%)
S&P 500 Index, Call(d)	4/21/2023	3,975	(57)	$(23,423,067)	$(338,210)	$(937,080)
S&P 500 Index, Call(d)	4/21/2023	4,000	(57)	(23,423,067)	(633,555)	(816,240)
S&P 500 Index, Call(d)	4/21/2023	4,025	(56)	(23,012,136)	(402,672)	(694,960)
S&P 500 Index, Call(d)	4/21/2023	4,150	(57)	(23,423,067)	(772,074)	(255,360)
S&P 500 Index, Call(d)	4/28/2023	3,950	(56)	(23,012,136)	(574,700)	(1,100,400)
S&P 500 Index, Call(d)	4/28/2023	4,000	(57)	(23,423,067)	(499,442)	(888,915)
S&P 500 Index, Call(d)	4/28/2023	4,025	(57)	(23,423,067)	(452,196)	(779,760)
S&P 500 Index, Call(d)	4/28/2023	4,125	(57)	(23,423,067)	(266,455)	(400,995)
S&P 500 Index, Call(d)	5/19/2023	4,025	(57)	(23,423,067)	(499,223)	(961,020)

Total					$(4,438,527)	$(6,834,730)

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$212,305,953	$—	$—	$212,305,953
Short-Term Investments	—	5,280,066	—	5,280,066

Total	$212,305,953	$5,280,066	$—	$217,586,019

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(6,834,730)	$—	$—	$(6,834,730)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2023, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2023:

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(6,834,730)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2023 (Unaudited)

Software	9.7%
Technology Hardware, Storage & Peripherals	7.3
Semiconductors & Semiconductor Equipment	6.6
Interactive Media & Services	4.9
Financial Services	4.7
Pharmaceuticals	4.5
Oil, Gas & Consumable Fuels	4.3
Banks	3.1
Broadline Retail	2.8
Health Care Providers & Services	2.8
Capital Markets	2.7
Health Care Equipment & Supplies	2.7
Biotechnology	2.3
Insurance	2.2
Consumer Staples Distribution & Retail	2.2
Machinery	2.2
Hotels, Restaurants & Leisure	2.1
Other Investments, less than 2% each	33.5
Short-Term Investments	2.5

Total Investments	103.1
Other assets less liabilities (including open written options)	(3.1)

Net Assets	100.0%